UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2006

SMITH BARNEY TRUST II

SMITH BARNEY CAPITAL PRESERVATION II FUND

FORM N-Q
JANUARY 31, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited)	January 31, 2006

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 66.2%
U.S. Government Obligations — 66.2%
	U.S. Treasury STRIPS:
$ 133,766,642	0.000% due 8/15/07	$124,837,451
98,625,000	0.000% due 2/15/08 (a)	90,088,415

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $220,544,432)	214,925,866

SHARES

COMMON STOCKS — 26.2%
CONSUMER DISCRETIONARY — 3.3%
Auto Components — 0.2%
27,645	Lear Corp.	700,801

Leisure Equipment & Products — 0.4%
60,432	Hasbro Inc.	1,281,158

Media — 2.4%
26,630	Clear Channel Communications Inc.	779,460
119,021	Interpublic Group of Cos. Inc. *	1,202,112
113,775	News Corp., Class B Shares	1,881,839
65,011	Pearson PLC, Sponsored ADR	845,143
81,986	Time Warner Inc.	1,437,215
59,353	Walt Disney Co.	1,502,224

	Total Media	7,647,993

Specialty Retail — 0.3%
23,637	Home Depot Inc.	958,480

	TOTAL CONSUMER DISCRETIONARY	10,588,432

CONSUMER STAPLES — 1.7%
Beverages — 0.1%
6,523	Molson Coors Brewing Co., Class B Shares	407,687

Food & Staples Retailing — 0.8%
62,114	Safeway Inc.	1,455,952
27,340	Wal-Mart Stores Inc.	1,260,648

	Total Food & Staples Retailing	2,716,600

Food Products — 0.8%
27,114	Kraft Foods Inc., Class A Shares	798,236
39,802	Unilever PLC, Sponsored ADR	1,678,450

	Total Food Products	2,476,686

	TOTAL CONSUMER STAPLES	5,600,973

ENERGY — 2.6%
Energy Equipment & Services — 0.6%
8,889	Baker Hughes Inc.	688,364
22,352	GlobalSantaFe Corp.	1,364,590

	Total Energy Equipment & Services	2,052,954

Oil, Gas & Consumable Fuels — 2.0%
10,837	Anadarko Petroleum Corp.	1,168,445
17,337	BP PLC, Sponsored ADR	1,253,639
13,546	Chevron Corp.	804,362
13,687	Exxon Mobil Corp.	858,859
19,670	Murphy Oil Corp.	1,121,190
55,342	Williams Cos. Inc.	1,319,353

	Total Oil, Gas & Consumable Fuels	6,525,848

	TOTAL ENERGY	8,578,802

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE

EXCHANGE TRADED FUND — 0.6%
57,570	Utilities Select Sector SPDR Fund	$1,856,057

FINANCIALS — 6.0%
Capital Markets — 1.5%
8,895	Ameriprise Financial Inc.	361,938
7,480	Goldman Sachs Group Inc.	1,056,550
23,982	Merrill Lynch & Co. Inc.	1,800,329
26,762	State Street Corp.	1,618,030

	Total Capital Markets	4,836,847

Commercial Banks — 0.9%
36,262	Bank of America Corp.	1,603,868
103,894	Mitsubishi UFJ Financial Group Inc., Sponsored ADR	1,501,268

	Total Commercial Banks	3,105,136

Consumer Finance — 0.7%
44,480	American Express Co.	2,332,976

Diversified Financial Services — 0.6%
48,407	JPMorgan Chase & Co.	1,924,178

Insurance — 1.2%
13,096	Ambac Financial Group Inc.	1,005,904
14,180	American International Group Inc.	928,223
20,389	Chubb Corp.	1,923,702

	Total Insurance	3,857,829

Thrifts & Mortgage Finance — 1.1%
27,194	MGIC Investment Corp.	1,795,076
38,790	PMI Group Inc.	1,676,892

	Total Thrifts & Mortgage Finance	3,471,968

	TOTAL FINANCIALS	19,528,934

HEALTH CARE — 3.5%
Biotechnology — 0.3%
6,662	Amgen Inc. *	485,593
34,106	Enzo Biochem Inc. *	444,742

	Total Biotechnology	930,335

Pharmaceuticals — 3.2%
39,200	Abbott Laboratories	1,691,480
27,708	Eli Lilly & Co.	1,568,827
27,011	GlaxoSmithKline PLC, Sponsored ADR	1,384,044
23,299	Johnson & Johnson	1,340,624
12,147	Novartis AG, Sponsored ADR	670,029
64,881	Pfizer Inc.	1,666,144
42,673	Wyeth	1,973,626

	Total Pharmaceuticals	10,294,774

	TOTAL HEALTH CARE	11,225,109

INDUSTRIALS — 2.9%
Aerospace & Defense — 1.4%
15,584	Boeing Co.	1,064,543
40,866	Honeywell International Inc.	1,570,072
44,706	Raytheon Co.	1,831,605

	Total Aerospace & Defense	4,466,220

Airlines — 0.4%
81,616	Southwest Airlines Co.	1,343,399

Electrical Equipment — 0.7%
28,222	Emerson Electric Co.	2,185,794

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE

Machinery — 0.4%
21,139	Caterpillar Inc.	$1,435,338

	TOTAL INDUSTRIALS	9,430,751

INFORMATION TECHNOLOGY — 3.7%
Communications Equipment — 1.2%
88,424	Cisco Systems Inc. *	1,642,034
155,083	Lucent Technologies Inc. *	409,419
55,660	Motorola Inc.	1,264,039
39,483	Nokia Oyj, Sponsored ADR	725,697

	Total Communications Equipment	4,041,189

Computers & Peripherals — 0.3%
11,886	International Business Machines Corp.	966,332

Electronic Equipment & Instruments — 0.4%
35,648	Agilent Technologies Inc. *	1,208,823

Internet Software & Services — 0.0%†
1,860	VeriSign Inc. *	44,175

Semiconductors & Semiconductor Equipment — 1.3%
53,113	Applied Materials Inc.	1,011,803
18,435	Novellus Systems Inc. *	522,632
145,392	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,570,234
35,554	Texas Instruments Inc.	1,039,243

	Total Semiconductors & Semiconductor Equipment	4,143,912

Software — 0.5%
60,960	Microsoft Corp.	1,716,024

	TOTAL INFORMATION TECHNOLOGY	12,120,455

MATERIALS — 1.1%
Chemicals — 0.4%
8,764	Dow Chemical Co.	370,717
20,608	E.I. du Pont de Nemours & Co.	806,803

	Total Chemicals	1,177,520

Metals & Mining — 0.4%
39,934	Alcoa Inc.	1,257,921

Paper & Forest Products — 0.3%
15,644	Weyerhaeuser Co.	1,091,326

	TOTAL MATERIALS	3,526,767

TELECOMMUNICATION SERVICES — 0.8%
Diversified Telecommunication Services — 0.3%
32,009	Verizon Communications Inc.	1,013,405

Wireless Telecommunication Services — 0.5%
66,761	Vodafone Group PLC, Sponsored ADR	1,409,325

	TOTAL TELECOMMUNICATION SERVICES	2,422,730

	TOTAL COMMON STOCKS
	(Cost — $75,472,411)	84,879,010

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT	SECURITY	VALUE

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $296,016,843)	$299,804,876

SHORT-TERM INVESTMENTS — 8.3%
Repurchase Agreement — 8.0%
$ 25,997,000	State Street Bank & Trust Co., dated 1/31/06, 3.970% due 2/1/06; Proceeds
	due at maturity - $25,999,867; (Fully collateralized by U.S. Treasury
	Bond, 6.000% due 2/15/26; Market value - $26,521,066)
	(Cost — $25,997,000)	25,997,000

U.S. Government Obligation — 0.3%
1,000,000	U.S. Treasury Bills, due 3/16/06 (a)(b)
	(Cost — $995,455)	995,076

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $26,992,455)	26,992,076

	TOTAL INVESTMENTS — 100.7% (Cost — $323,009,298#)	326,796,952
	Liabilities in Excess of Other Assets — (0.7)%	(2,183,767)

	TOTAL NET ASSETS — 100.0%	$324,613,185

*	Non-income producing security.
†	Amount represents less than 0.01% of total net assets.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ADR - American Depositary Receipt SPDR - Standard & Poor's Depositary Receipts STRIPS - Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Capital Preservation Fund II (the “Fund”) is a separate diversified investment fund of the Smith Barney Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,849,413
Gross unrealized depreciation	(7,061,759)

Net unrealized appreciation	$3,787,654

At January 31, 2006, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P 500 Index	36	3/06	$11,487,063	$11,552,400	$65,337

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	March 31, 2006